Pensions and other post-retirement benefits - Details of assumptions used to estimate benefit obligations (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
United Kingdom
Disclosure of defined benefit plans [line items]
Discount rate for plan liabilities	5.60%	5.50%	4.80%
Rate of increase for pensions in payment	2.70%	2.90%	2.80%
Rate of increase in deferred pensions	2.70%	2.90%	2.80%
Inflation for plan liabilities	2.90%	3.10%	3.00%
Discount rate for plan other finance expense	5.50%	4.80%	5.00%
US
Disclosure of defined benefit plans [line items]
Discount rate for plan liabilities	5.40%	5.60%	5.00%
Rate of increase for pensions in payment	0.00%	0.00%	0.00%
Rate of increase in deferred pensions	0.00%	0.00%	0.00%
Inflation for plan liabilities	2.00%	2.00%	2.00%
Discount rate for plan service costa	5.70%	5.00%	5.20%
Discount rate for plan other finance expense	5.60%	5.00%	5.20%
Inflation for plan service costa	2.00%	2.00%	2.00%
Eurozone
Disclosure of defined benefit plans [line items]
Discount rate for plan liabilities	4.20%	3.50%	3.60%
Rate of increase for pensions in payment	1.80%	1.80%	2.10%
Rate of increase in deferred pensions	0.60%	0.60%	0.70%
Inflation for plan liabilities	2.00%	2.00%	2.40%
Discount rate for plan service costa	3.70%	3.70%	4.30%
Discount rate for plan other finance expense	3.50%	3.60%	4.20%
Inflation for plan service costa	2.00%	2.40%	2.10%
Other
Disclosure of defined benefit plans [line items]
Discount rate for plan service costa	5.60%	5.00%	5.00%
Inflation for plan service costa	2.10%	1.90%	1.90%